STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, DB Option Agreement, Fair Value Assumptions - DB Option Agreement [Member]	9 Months Ended
Sep. 30, 2016 $ / shares
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, DB Option Agreement, Fair Value Assumptions [Line Items]
Stock price on date of grant (in Dollars per share)	$ 0.61
Volatility	150.00%
Risk-free interest rate	1.20%
Expected life (years)	5 years